Premises and Equipment - Summary of Premises and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Premises and equipment, gross		$ 11,517	$ 11,238
Less accumulated depreciation and amortization		(5,359)	(4,673)
Construction in progress		425	20
Premises and equipment	$ 6,687	6,583	6,585
Land
Property Plant And Equipment [Line Items]
Premises and equipment, gross		2,956	2,956
Building and Improvements
Property Plant And Equipment [Line Items]
Premises and equipment, gross		2,467	2,467
Leasehold Improvements
Property Plant And Equipment [Line Items]
Premises and equipment, gross		2,872	2,865
Furnitures, Fixtures and Equipment
Property Plant And Equipment [Line Items]
Premises and equipment, gross		$ 3,222	$ 2,950